SCHEDULE OF RESTATEMENT (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Income before income tax	$ 13,081	$ 14,474
Net income	$ 11,472	$ 11,947
Basic earnings per share	$ 0.13	$ 0.14
Diluted earnings per share	$ 0.12	$ 0.13
Total Comprehensive Income, net of tax	$ 11,505	$ 11,976
Retained Earnings	124,688			$ 113,216
Total Company Shareholders' Equity	970,945			944,426
Total Shareholders' Equity	970,937	899,153		944,418	$ 885,542
Net income	11,472	11,947
Total liabilities	$ 682,545			742,636
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gain/(loss) on warrant liability
Income before income tax		13,894	$ 44,411	$ 60,792	$ 52,435
Net income		$ 11,367
Basic earnings per share		$ 0.13	$ 0.41	$ 0.56	$ 0.45
Diluted earnings per share		$ 0.13	$ 0.40	$ 0.56	$ 0.45
Total Comprehensive Income, net of tax		$ 11,396	$ 35,143	$ 50,122	$ 39,345
Retained Earnings		79,028	28,297	117,748	67,661
Total Company Shareholders' Equity		899,503	830,924	944,426	886,472
Total Shareholders' Equity		899,503	830,991	944,418	886,472
Net income		11,367	34,980	50,087	39,364
Warranty liabilities
Total liabilities				742,636	635,892
As Revised [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gain/(loss) on warrant liability		580	(1,816)	557	5,054
Income before income tax		14,474	$ 42,595	$ 61,349	$ 57,489
Net income		$ 11,947
Basic earnings per share		$ 0.14	$ 0.39	$ 0.57	$ 0.51
Diluted earnings per share		$ 0.13	$ 0.38	$ 0.56	$ 0.45
Total Comprehensive Income, net of tax		$ 11,976	$ 33,327	$ 50,679	$ 44,399
Retained Earnings		74,518	18,153	113,216	62,571
Total Company Shareholders' Equity		899,153	818,281	944,426	885,542
Total Shareholders' Equity		899,153	818,348	944,418	885,542
Net income		$ 11,947	$ 33,164	50,644	44,418
Warranty liabilities					930
Total liabilities				$ 742,636	$ 636,822